INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF THE DIFFERENCES BETWEEN THE EFFECTIVE AND STATUTORY INCOME TAX RATES

A reconciliation of the differences between the effective and statutory income tax rates for the years ended December 31, 2022 and 2023 is shown below:

	2022		2023
	Amount	Percent	Amount	Percent

Federal statutory rates	$(221)	21.0%	$(381)	21.0%
State income taxes	(84)	8.0%	(145)	8.0%
Permanent differences	18	(0.2)%	-	-%
Valuation allowance against net deferred tax assets	287	(28.8)%	526	(29.0)%
Effective rate	$-	-%	$-	-%

SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES

At December 31, 2022 and 2023, the significant components of the deferred tax assets and liabilities are summarized below:

	2022	2023
Deferred income tax assets:
Net operating loss carryforwards	$604	$857
Amortization of intangibles	37	37
Accrued expenses	463	687
Total deferred income tax assets	1,104	1,581
Less: valuation allowance	(1,104)	(1,581)
Total deferred income tax assets	$-	$-